RECLAMATION PROVISION (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Management's estimate one [Member]
Statement [Line Items]
Risk Free Interest Rate	9.70%	9.82%
Inflation Rate	3.69%	3.76%
Management's Estimate [Member]
Statement [Line Items]
Reclamation Provision	$ 2,062	$ 2,195
Reclamation Provision Undiscounted Value	$ 4,825	$ 5,491